MANAGEMENT'S PLANS (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2016	Mar. 15, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Approximate cash position			$ 2,300,000		$ 2,360,000
Approximate monthly expenditures			330,000		330,000
Term of agreement with institutional investor	36 months
Registering shares of common stock	5,000,000
Amount raised from purchase agreement			2,625,350
Net cash provided by financing activities		$ 1,072,160	$ 1,072,160		$ 1,553,190	$ 4,315,000
Maximum [Member]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	$ 20,000,000
Remaining Available Amount [Member]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)		$ 17,374,650